Other Receivables (Details) - Schedule of Other Receivables - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables [Abstract]
R&D tax credit receivable		SFr 672,600
Value added tax receivable	22,036	78,650
Receivable from suppliers and other	52,787	4,737
Total other receivables	SFr 74,823	SFr 755,987